LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Schedule of Maturity of Long-Term Loans
The Company loans mature in the following years subsequent to the balance sheet dates:
2014 (Current maturities)	$498
2015	431
2016	350

$1,279

Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Loans
	Weighted interest rate as of December 31, 2013	December 31,
Loan currency	%	2013	2012

NIS	3.88 (Prime minus 0.5 up to Prime plus 1.5)	$1,279	$1,612

Less - current maturities		498	424

		$781	$1,188